Equity (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Number of shares	683,509,869	683,509,869
Percentage of shares	100.00%	100.00%
Sao Paulo State [Member]
IfrsStatementLineItems [Line Items]
Number of shares	343,506,664	343,506,664
Percentage of shares	50.30%	50.30%
Other Shareholders In Brazil [Member]
IfrsStatementLineItems [Line Items]
Number of shares	266,922,203	257,339,417
Percentage of shares	39.00%	37.60%
Other Shareholders Abroads [Member]
IfrsStatementLineItems [Line Items]
Number of shares	73,081,002	82,663,788
Percentage of shares	10.70%	12.10%